Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Acquisitions Of Subsidiaries
33.	ACQUISITIONS OF SUBSIDIARIES
(a) Acquisition during year ended December 31, 2023
(i) Acquisition of AMTD Assets
In August 2022, the Group had entered into certain agreements pursuant to which the Group acquired 96.1% of the equity interest in AMTD Assets, which holds a global portfolio of premium whole building properties, from AMTD Group at a consideration, which was agreed to settle by 30,875,576 Class B ordinary shares of the Company (“Consideration Shares”) at agreed share price of US$8.68 per share of the Company for the Group’s expansion to hotel operations, hospitality and VIP services business. Following the completion of the above transaction, the Company injected AMTD Assets into AMTD Digital at the same consideration.
The transaction was completed and AMTD Assets was consolidated by the Group since February 6, 2023 based on business combination under common control using predecessor accounting. The difference between the consideration and the net asset value of AMTD Assets, amounting to approximately US$275,154, was recorded in capital reserve within the consolidated statement of changes in equity. The Consideration Shares were settled by treasury shares of the Company with repurchase price of US$268,000.
No acquisition-related cost has been recognized as an expense for the year ended December 31, 2023.

Assets acquired and liabilities recognized at the date of acquisition

US$
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and bank balances	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Account payable	(311)
Accruals and other payables	(2,269)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,968)

(3,154)

Reserve arising on acquisition:

US$
Consideration transferred	268,000
Plus: non-controlling interests of AMTD Digital	(1,019)
Plus: non-controlling interests of AMTD Assets	(336)
Plus: non-controlling interests of AMTD Assets’ subsidiaries	5,355
Less: recognized amounts of net liabilities acquired	3,154

275,154

Net cash inflow on acquisition of AMTD Assets

US$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860

3,860

(ii) Acquisition of The Art Newspaper SA
During the year ended December 31, 2023, the Company acquired 100% equity interest of The Art Newspaper SA, a limited company incorporated in Switzerland. The consideration of the acquisition was paid by cash amounting to US$2,540, 8,688,525 shares of the Company and 380,065 shares of AMTD Digital as well as a bonus element of EUR2,888,888 which will be settled by the shares of the Company on the 540th day following the completion of acquisition. The total consideration is approximately US$16,831. The transaction was completed and The Art Newspaper SA became a consolidated subsidiary of the Company since October 20, 2023 using acquisition accounting. As of end of the reporting period, the initial recognition and measurement of intangible assets acquired has not been completed. Accordingly, the purchase price allocation and accounting of the acquisition is not complete and on a provisional basis.
Those

provisional
amounts may be adjusted during the measurement period or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.
No
acquisition-related cost has been recognized as an expense for the year ended December 31, 2023.
Consideration
transferred

US$
Cash	2,540
Ordinary shares of the Company	5,607
Ordinary shares of AMTD Digital	5,607
Other consideration payable	3,077

Net assets acquired	16,831

Assets acquired and liabilities recognized at the date of acquisition

US$
Cash and bank balances	27
Accounts receivable	674
Prepayments, other receivables and deposits	301
Property, plant and equipment	333
Intangible assets	25,392
Accounts payables	(402)
Other payables and accruals	(2,068)
Bank borrowings	(37)
Deferred tax liabilities	(2,920)

Net assets acquired	21,300

The gross contractual amounts of accounts and other receivables as of the date of acquisition amounted to US$975. No accounts receivable and other receivables were expected to be uncollectible.
Gain arising on acquisition:

US$
Recognized amounts of net payable assets acquired	21,300
Less: consideration paid/payable	(16,831)

4,469

Bargain purchase gain amounting to US$4,469 acquisition
of The Art Newspaper SA is recognized in profit or loss within the other gain line item in the consolidated statement of profit or loss and other comprehensive income. The transaction resulted in a bargain purchase gain, reflecting the financial and operating conditions of the acquiree at the time of acquisition and our competitive bargaining strategy over the seller.

Net cash outflow on acquisition of The Art Newspaper SA

US$
Cash consideration paid	(2,540)
Less: cash and cash equivalents balances acquired	27

(2,513)

Impact of acquisition on the results of the Group
Included in the consolidated

profit for the year ended December 31, 2023 is the profit of US$
45
attributable to the business generated by The Art Newspaper SA. Revenue for the year ended December 31, 2023 includes US$
2
million generated from the acquisition.
Had the acquisition of The Art Newspaper SA been completed on January 1, 2023, revenue for the year of the Group would have been US$135 million, and profit for the year would have been US$152.4 million. The pro forma information is
for illustrative purposes only and is not necessarily an indication of revenue and results of the operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2023, nor is it intended to be a projection of future events.
(b) Acquisition during the year ended December 31, 2022
(i) Acquisition of AMTD Digital
In February 2022, the Company acquired an 82.7% shareholding of AMTD Digital by issuing new Class A and Class B shares to the selling shareholders of AMTD Digital at a consideration of approximately US$993 million, which was based on the agreed share price of US$8.38 per share of the Company. The transaction was completed and AMTD Digital became a consolidated subsidiary of the Company since March 1, 2022 based on business combination under common control using predecessor accounting prospectively. The original 14.4% equity interest in AMTD Digital, accounted for as financial assets at fair value through profit or loss, was derecognized upon consolidation of AMTD Digital. The difference between the consideration and the net asset value of AMTD Digital, amounting to approximately US$774,197, was recorded in capital reserve within the statement of changes in equity.
Consideration transferred

US$
Fair value of previously held equity interest	162,747
Ordinary shares of the Company	992,645

1,155,392

No acquisition-related cost has been recognized as an expense for the year ended December 31, 2022.

Assets acquired and liabilities recognized at the date of acquisition

US$
Intangible assets	4,808
Goodwill	7,509
Property, plant and equipment	18
Other assets	1,753
Cash and bank balances	13,051
Accounts receivable	7,519
Prepayments, deposits and other receivables	35,581
Due from immediate holding company	317,991
Financial assets at fair value through profit or loss	21,199
Account payable	(1,119)
Accruals and other payables	(8,647)
Tax payable	(3,611)
Deferred tax liabilities	(762)

Total identifiable net assets	395,290

Reserve arising on acquisition:

US$
Consideration transferred	1,155,392
Plus: non-controlling interests (2.91%)	11,427
Plus: non-controlling interests of AMTD Digital’s subsidiaries	2,668
Less: recognized amounts of net assets acquired	(395,290)

774,197

Net cash inflow on acquisition of AMTD Digital:

US$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	13,051

13,051

(ii) Acquisition of L’Officiel
The Company acquired 100% equity interest of L’Officiel. The cash consideration amounted to US$62,800. The transaction was completed on April 20, 2022 and accounted for using acquisition accounting.

Consideration transferred

US$
Cash	62,800

No
acquisition-related cost has been recognized as an expense for the year ended December 31, 2022.
Assets acquired and liabilities recognized at the date of acquisition

US$
Cash and bank balances	247
Restricted cash	477
Accounts receivable	1,855
Prepayments, other receivables and deposits	2,745
Intangible assets	92,294
Accounts payables	(11,489)
Other payables and accruals	(11,033)
Provisions	(4,094)
Bank borrowings	(585)
Deferred tax liabilities	(2,769)

Net assets acquired	67,648

The fair values and gross contractual amounts of accounts receivable and other receivables at the date of acquisition amounted to of US$1,855 and US$2,492, respectively. No accounts receivable and other receivables were expected to be uncollectible.
Gain arising on acquisition:

US$
Recognized amounts of net assets acquired	67,648
Less: consideration paid	(62,800)

4,848

Bargain

purchase gain amounting to US$4,848 on acquisition of L’Officiel is recognized
in profit
or
loss within the other gain line item in the consolidated statement of profit or loss and other comprehensive income. The transaction resulted in a bargain purchase gain, reflecting the financial and operating conditions of the acquiree at the time of acquisition.
Net cash outflow on acquisition of L’Officiel

US$
Cash consideration paid	(62,800)
Less: cash and cash equivalents balances acquired	247

(62,553)

Impact of acquisition on the results of the Group
Included in the consolidated
profit for the year ended December 31, 2022 is the profit of US$
2.7
 million attributable to the business generated by L’Officiel. Revenue for the year ended December 31, 2022 includes US$
4.7
 million generated from the acquisition.

Had the acquisition of L’Officiel been completed on January 1, 2022, revenue for the year of the Group would have been US$177.0 million, and profit for the year would have been US$159.0 million. The pro forma information is
for illustrative purposes only and is not necessarily an indication of revenue and results of the operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2022, nor is it intended to be a projection of future events.